PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost:
Property, Plant and Equipment, Gross	$ 40,743	$ 39,465
Accumulated depreciation	20,887	16,033
Total	19,856	23,432
Computers and software [Member]
Cost:
Property, Plant and Equipment, Gross	7,609	7,085
Office furniture and equipment [Member]
Cost:
Property, Plant and Equipment, Gross	1,509	1,490
Machinery and lab equipment [Member]
Cost:
Property, Plant and Equipment, Gross	12,920	12,459
Leasehold improvements [Member]
Cost:
Property, Plant and Equipment, Gross	$ 18,705	$ 18,431